Note 8 - Income Taxes - Reconciliation of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss before income tax	$ 64,638	$ 63,821	$ 40,333
Expected income tax benefit	13,574	13,403	8,470
Tax rate difference	(3,796)	(4,653)	(3,425)
Non-deductible expenses	(788)	(688)	(5,228)
Research tax credits	1,096	641	2,360
Non-taxable income	21	120	0
Tax preference	3,755	0	0
Others	(262)	68	(99)
Change in valuation allowance	(17,170)	(8,891)	(2,078)
Total income tax expenses	$ (3,570)	$ 0	$ 0